Right of use assets and Lease liabilities (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	$ 45,017,172
Right of use assets at ending	47,784,003	$ 45,017,172
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	37,764,730	30,850,535
Additions	8,511,775	14,742,255
Additions for business combinations (cost)	(3,403,254)	119,480
Conversion effect historic (cost)	(8,474,102)	(394,723)
Depreciation		(8,414,007)
Conversion effect (depreciation)	1,637,684	254,338
Others increase (decreases)	2,684,517	716,535
Divestitures (cost)	(3,350,017)	(293,531)
Depreciation of disposals of assets for right of use	3,316,598
Divestitures (depreciation)		183,848
Sub-Total	923,201	6,914,195
Right of use assets at ending	38,687,931	37,764,730
Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	2,528,172	2,549,382
Additions	3,760,456	710,231
Additions for business combinations (cost)	(2,891,210)
Conversion effect historic (cost)	(1,801,798)	(493,868)
Depreciation		(2,156,709)
Conversion effect (depreciation)	2,447,447	345,043
Others increase (decreases)	806,554	1,656,746
Divestitures (cost)	(451,572)	(264,372)
Depreciation of disposals of assets for right of use	159,439
Divestitures (depreciation)		181,719
Sub-Total	2,029,316	(21,210)
Right of use assets at ending	4,557,488	2,528,172
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	4,724,270	2,345,304
Additions	1,991,906	3,875,974
Additions for business combinations (cost)	9,106
Conversion effect historic (cost)	(2,285,403)	(16,876)
Depreciation		(1,403,956)
Conversion effect (depreciation)	489	(6,199)
Others increase (decreases)	189,060	61,076
Divestitures (cost)	(312,948)	(250,557)
Depreciation of disposals of assets for right of use	222,104
Divestitures (depreciation)		119,504
Sub-Total	(185,686)	2,378,966
Right of use assets at ending	4,538,584	4,724,270
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	45,017,172	35,745,221
Additions	14,264,137	19,328,460
Additions for business combinations (cost)	(6,285,358)	119,480
Conversion effect historic (cost)	(12,561,303)	(905,467)
Depreciation		(11,974,672)
Conversion effect (depreciation)	4,085,620	593,182
Others increase (decreases)	3,680,131	2,434,357
Divestitures (cost)	(4,114,537)	(808,460)
Depreciation of disposals of assets for right of use	3,698,141
Divestitures (depreciation)		485,071
Sub-Total	2,766,831	9,271,951
Right of use assets at ending	47,784,003	45,017,172
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	67,640,867	51,646,199
Right of use assets at ending	70,570,666	67,640,867
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	12,451,324	8,632,533
Right of use assets at ending	14,408,438	12,451,324
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	9,861,206	6,204,646
Right of use assets at ending	11,756,484	9,861,206
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	89,953,397	66,483,378
Right of use assets at ending	96,735,588	89,953,397
Accumulated impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	(29,876,137)	(20,795,664)
Right of use assets at ending	(31,882,735)	(29,876,137)
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	(9,923,152)	(6,083,151)
Right of use assets at ending	(9,850,950)	(9,923,152)
Accumulated impairment [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	(5,136,936)	(3,859,342)
Right of use assets at ending	(7,217,900)	(5,136,936)
Accumulated impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Right of use assets at beginning	(44,936,225)	(30,738,157)
Right of use assets at ending	$ (48,951,585)	$ (44,936,225)